RISK MANAGEMENT (Details 13) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	$ 202,991,372	$ 199,665,846
Financial assets pledged as collateral for liabilities or contingent liabilities	(2,827,817)	(2,741,344)
Net exposure	18,279,478	125,675,861
Other Financial Instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	18,279,480	16,837,676
Financial assets pledged as collateral for liabilities or contingent liabilities	(2,352,373)	(2,867,247)
Net exposure	15,927,108	13,970,429
Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	15,745,530	14,859,423
Financial assets pledged as collateral for liabilities or contingent liabilities	(2,352,276)	(2,741,345)
Net exposure	13,393,254	12,118,078
Debt Securities [Member] | Other Financial Instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	15,745,531	14,859,423
Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	894,001	457,940
Financial assets pledged as collateral for liabilities or contingent liabilities	(97)	(125,902)
Net exposure	893,905	332,038
Derivatives [member] | Other Financial Instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	894,001	457,940
Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,639,949	1,520,313
Financial assets pledged as collateral for liabilities or contingent liabilities	0	0
Net exposure	1,639,949	1,520,313
Trading equity securities [member] | Other Financial Instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,639,948	1,520,313
Net exposure	$ 1,639,948	$ 1,520,313